Organization and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Changes in the allowance for doubtful accounts
Balance, Beginning of Year	$ 500	$ 400	$ 400
Provision for Doubtful Accounts		116
Net (Write-Offs) Recoveries		(16)
Balance, End of Year	$ 500	$ 500	$ 400